Note 4 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Abstract]
Trade accounts	$ 178,070	$ 490,401	$ 1,230,895
Less: Allowance for bad debts	(142,000)	(108,750)	(39,000)
Less: Allowance for returns	(2,291)	(15,806)	(95,315)
	$ 33,779	$ 365,845	$ 1,096,580